Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2016
Operating segment and geographic data
Schedule of revenues by operating segment

	2016
	Third-party	Intersegment	Total
($ in millions)	revenues	revenues	revenues
Electrification Products	8,744	548	9,292

Discrete Automation and Motion	8,169	545	8,714
Process Automation	6,448	150	6,598
Power Grids	10,408	567	10,975
Corporate and Other	59	1,553	1,612
Intersegment elimination	—	(3,363)	(3,363)

Consolidated	33,828	—	33,828

	2015
	Third-party	Intersegment	Total
($ in millions)	revenues	revenues	revenues
Electrification Products	8,932	615	9,547

Discrete Automation and Motion	8,492	635	9,127
Process Automation	7,104	120	7,224
Power Grids	10,876	745	11,621
Corporate and Other	77	1,459	1,536
Intersegment elimination	—	(3,574)	(3,574)

Consolidated	35,481	—	35,481

	2014
	Third-party	Intersegment	Total
($ in millions)	revenues	revenues	revenues
Electrification Products	9,826	746	10,572

Discrete Automation and Motion	9,296	846	10,142
Process Automation	8,490	128	8,618
Power Grids	11,533	985	12,518
Corporate and Other	685	1,652	2,337
Intersegment elimination	—	(4,357)	(4,357)

Consolidated	39,830	—	39,830

Schedule of segment profit by operating segment
($ in millions)	2016	2015	2014
Operational EBITA:

Electrification Products	1,528	1,561	1,739
Discrete Automation and Motion	1,195	1,295	1,595
Process Automation	824	863	1,045
Power Grids	1,021	877	607
Corporate and Other and Intersegment elimination	(377)	(387)	(452)

Consolidated Operational EBITA	4,191	4,209	4,534

Acquisition-related amortization	(279)	(310)	(380)
Restructuring and restructuring-related expenses(1)	(543)	(674)	(235)
Non-operational pension cost(2)	(38)	(19)	(59)
Changes in pre-acquisition estimates(2)	(131)	(21)	—
Gains and losses on sale of businesses, acquisition-related expenses
and certain non-operational items	(173)	(120)	482
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives where the underlying hedged
transaction has not yet been realized	(65)	67	(223)
Realized gains and losses on derivatives where the underlying hedged
transaction has not yet been realized	(5)	(68)	(42)
Unrealized foreign exchange movements on receivables/payables (and
related assets/liabilities)	30	(15)	101

Income from operations	2,987	3,049	4,178

Interest and dividend income	73	77	80
Interest and other finance expense	(261)	(286)	(362)

Income from continuing operations before taxes	2,799	2,840	3,896

(1)                 Amounts also include the incremental implementation costs in relation to the White Collar Productivity program.

(2)                 As described above, in 2016, the Company modified the definition of its measure of segment profit to also exclude changes in pre-acquisition estimates and non-operational pension cost. Amounts presented for 2015 and 2014 have been adjusted to conform to the new definition.

Schedule of depreciation and amortization, capital expenditure and total assets after intersegment eliminations

	Depreciation and						Total assets(1)
	amortization			Capital expenditure(1)			at December 31,
($ in millions)	2016	2015	2014	2016	2015	2014	2016	2015	2014
Electrification Products	305	316	341	200	210	248	9,523	9,474	10,552

Discrete Automation and Motion	292	295	309	128	145	192	8,465	9,223	10,131
Process Automation	74	79	90	51	56	47	4,153	4,662	5,200
Power Grids	266	280	336	203	191	242	8,980	9,422	10,632
Corporate and Other	198	190	229	249	274	297	8,378	8,575	8,337

Consolidated	1,135	1,160	1,305	831	876	1,026	39,499	41,356	44,852

(1)                 Capital expenditure and Total assets are after intersegment eliminations and therefore reflect third-party activities only.

Schedule of geographic information for revenues and long-lived assets

				Long-lived
				assets at
	Revenues			December 31,
($ in millions)	2016	2015	2014	2016	2015
Europe	11,315	11,602	13,745	2,768	3,253

The Americas	9,741	10,554	11,490	1,100	1,113
Asia, Middle East and Africa	12,772	13,325	14,595	875	910

Total	33,828	35,481	39,830	4,743	5,276